Fees Summary	Sep. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,892,500
Previously Paid Amount
Total Fee Amount	2,281
Total Offset Amount
Net Fee	$ 2,281	[1]

[1]	The registration fee is calculated in accordance with Rule 457(c) under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price. The registrant previously registered securities on the Earlier Registration Statement having a proposed maximum aggregate offering price of $85,229,375, which was declared effective by the Securities and Exchange Commission on September 10, 2025. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $14,892,500 is hereby registered, which includes shares issuable upon the exercise of the underwriters’ option to purchase additional shares.